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[Janus letterhead]




December 19, 2006

EDGAR Operations Branch
Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, D.C. 20549-0505

Re:  JANUS INVESTMENT FUND (the "Registrant")
     1933 Act File No. 2-34393
     1940 Act File No. 811-1879

Dear Sir or Madam:

On behalf of the Registrant, enclosed please find Post-Effective Amendment No. 119 and Amendment No. 102 under the Securities Act of 1933, as amended (the "1933 Act") and the Investment Company Act of 1940, as amended (the "1940 Act"), respectively, to the Registrant's Registration Statement on Form N-1A (the "Amendment") that relates to the annual update to the Registrant's Registration Statement. The Registrant is filing the Amendment pursuant to Rule 485(a)(1) under the 1933 Act.

Among other things, the Amendment is being filed for the following purposes:

     - To reflect the following name changes that were previously changed by supplement to the applicable Fund's prospectuses: Janus Mercury Fund to Janus Research Fund; Janus Core Equity Fund to Janus Fundamental Equity Fund; and Janus Research Fund to Janus Global Research Fund;
     - To add additional disclosure related to the use of equity-linked structured notes;
     - To add the Morgan Stanley Capital International ("MSCI") All Country World ex-U.S. Index as an additional benchmark for Janus Overseas Fund and Janus Contrarian Fund;
     - To add the Morgan Stanley Capital International World Growth Index as the new primary benchmark for Janus Global Research Fund;
     -   To add a 2% redemption fee for Janus Global Research Fund;
     -   To update disclosure related to performance-based fees for certain
         Funds;
     - To add an additional column to the prospectus fee tables titled "Acquired Fund Fees and Expenses" to reflect the pro rata portion of the cumulative expenses charged by Funds in which the acquiring Fund invests, pursuant to the SEC final rule requiring each Fund that invests in shares of other Funds to disclose in its prospectus fee table the expenses of Funds in which it invests;
     - To remove disclosure in the prospectuses and SAI related to Janus Olympus Fund as a result of the Fund's merger with Janus Orion Fund;
     -   To update disclosure regarding pending legal matters;


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     -   To update the investment company securities disclosure in the SAI to reflect the Funds' ability to invest in affiliated or non-affiliated money market funds and Janus-managed funds as permitted under recent SEC guidance; and
     - To incorporate any other disclosure changes from supplements filed since the last annual update and any comments received from SEC Staff.

Please note that pending shareholder approval of the Money Market Funds' proxy proposals, disclosure in the Prospectuses and SAIs related to or in reference to the Institutional Shares and Services Shares of Janus Money Market Fund and Janus Government Money Market Fund will be removed in the 485(b) filing.

The individual prospectuses and statements of additional information comprising the Amendment are marked as follows:

PROSPECTUSES
------------

     - The Janus Equity Funds combined open funds prospectus including Janus Fund, Janus Enterprise Fund, Janus Orion Fund, Janus Research Fund, Janus Triton Fund, Janus Global Life Sciences Fund, Janus Global Technology Fund, Janus Balanced Fund, Janus Contrarian Fund, Janus Fundamental Equity Fund, Janus Growth and Income Fund, INTECH Risk-Managed Stock Fund, Janus Mid Cap Value Fund -- Investor Shares, Janus Global Opportunities Fund, Janus Global Research Fund, Janus Overseas Fund, and Janus Worldwide Fund is marked against the Janus Equity Funds combined open funds prospectus dated February 28, 2006.

     - The prospectus for Janus Smart Portfolios is marked against the corresponding prospectus dated February 28, 2006.

     - The prospectuses for Janus Mid Cap Value Fund -- Institutional Shares, Janus Small Cap Value Fund -- Investor Shares, and Janus Small Cap Value Fund -- Institutional Shares are marked against the corresponding prospectuses dated February 28, 2006.

     - The prospectuses for Janus Twenty Fund and Janus Venture Fund are each marked against the corresponding prospectuses dated February 28, 2006.

     - The Janus Bond and Money Market Funds combined prospectus including Janus Flexible Bond Fund, Janus High-Yield Fund, Janus Short-Term Bond Fund, Janus Federal Tax-Exempt Fund, Janus Money Market Fund, Janus Tax-Exempt Money Market Fund, and Janus Government Money Market Fund is marked against the Janus Bond and Money Market Funds combined prospectus dated February 28, 2006.

     - The Janus Money Market Funds -- Institutional Shares, Janus Money Market Funds -- Service Shares, and Janus Institutional Cash Reserves Fund prospectuses are each marked against the corresponding prospectuses dated February 28, 2006.


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STATEMENTS OF ADDITIONAL INFORMATION
------------------------------------

     - The Janus Equity and Bond Funds combined SAI including Janus Fund, Janus Enterprise Fund, Janus Orion Fund, Janus Research Fund, Janus Triton Fund, Janus Twenty Fund, Janus Venture Fund, Janus Global Life Sciences Fund, Janus Global Technology Fund, Janus Balanced Fund, Janus Contrarian Fund, Janus Fundamental Equity Fund, Janus Growth and Income Fund, INTECH Risk-Managed Stock Fund, Janus Mid Cap Value Fund, Janus Small Cap Value Fund, Janus Global Opportunities Fund, Janus Global Research Fund, Janus Overseas Fund, Janus Worldwide Fund, Janus Flexible Bond Fund, Janus High-Yield Fund, Janus Short-Term Bond Fund, and Janus Federal Tax-Exempt Fund is marked against the Janus Equity and Bond Funds combined SAI dated February 28, 2006.

     - The SAI for Janus Smart Portfolios is marked against the corresponding SAI dated February 28, 2006.

     - The SAIs for Janus Money Market Funds -- Investor Shares, Janus Money Market Funds -- Institutional Shares, Janus Money Market Funds -- Service Shares, and Janus Institutional Cash Reserves Fund are each marked against the corresponding SAIs dated February 28, 2006.


The Registrant respectfully requests selective review of only these revisions.

As indicated on the facing page of the Amendment, the Registrant has specified that the Amendment is to become effective on February 28, 2007, pursuant to paragraph (a)(1) of Rule 485.

If you have any questions regarding this filing, please call me at (303)
336-7823.

Sincerely,

/s/Richard C. Noyes

Richard C. Noyes
Associate Counsel

cc:  Stephanie Grauerholz-Lofton, Esq.
     Larry Greene, Esq.
     Kelley Abbott Howes, Esq.
     Cindy Antonson
     Donna Brungardt
     Questa Demaniow